Related party transactions and balances not disclosed elsewhere in the financial statements	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related party transactions and balances not disclosed elsewhere in the financial statements [Text Block]

23. Related party transactions and balances not disclosed elsewhere in the financial statements

Management services agreement

On December 22, 2020, the Company entered into a Management Services Agreement (the "MSA") with a company related by virtue of common equity holders, directors and officers. Under this MSA, the related Company provided management, finance, operations and administrative services. The MSA had an initial period of 11 years with a 90 day cancellation notice. The Company was obligated to pay for these services on a quarterly basis amounting to the lesser of; i) $2.00 per produced barrel of oil equivalent (converting natural gas to BOE equivalent of 6:1), and ii) 0.375% of measured assets as defined in the credit agreement. During the year ended December 31, 2021, the Company incurred and paid fees of $287,126 and is included in general and administrative expenses.

In the second quarter of 2021, the MSA was effectively terminated by assigning the MSA to one of the Company's subsidiaries, thereby eliminating the requirement to pay any fees going forward as outlined above. In the second quarter of 2021, the Company entered into a new Letter Agreement (the "Letter") with the same related company by virtue of common equity holders, directors and officers. The Letter requires the Company to hire its own employees, obtain its own office lease and assume certain management obligations. In exchange, the Company is paid an annual fee of $1,000,000 on a quarterly basis.

During the year ended December 31, 2021, the Company was paid $215,080 via a payroll credit and $451,587 in cash, with a corresponding decrease to general and administrative expenses in the statement of income and loss.

Related party balances

(i) At December 31, 2021, the accounts payable included $120,501 (December 31, 2020 - accounts receivable of $75,612) due from a company related by virtue of common equity holders, officers and directors under normal credit terms.